Offerings	Jan. 08, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Limited Partnership Interests
Security Class Title	Common Units representing limited partner interests
Fee Rate	0.01531%
Offering Note	Disclose specific details relating to the fee calculation as necessary to clarify the information presented for a particular offering line in Table 1, including references to the provisions of Rule 457 under the Securities Act [17 CFR 230.457] and any other rule being relied upon. If a registrant elects to pay all or any portion of the registration fees on a deferred basis, the registrant must state that it elects to rely on Securities Act Rules 456(b) and 457(r).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Limited Partnership Interests
Security Class Title	Preferred Units representing limited partner interests
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Limited Partnership Interests
Security Class Title	Partnership Securities representing limited partner interests
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01531%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Limited Partnership Interests
Security Class Title	Common Units representing limited partner interests
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	16.22
Maximum Aggregate Offering Price	$ 186,530,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 28,557.74
Offering Note	All of the common units representing limited partner interests in the registrant ("common units") are for the accounts of the selling unitholders named in the prospectus contained in the registration statement to which this exhibit is attached (the "2025 Registration Statement"). In addition, pursuant to Rule 416(a) under the Securities Act, the common units being registered for the selling unitholders include such indeterminate number of common units as may be issuable as a result of unit splits, unit dividends or similar transactions.